FINANCIAL RISK MANAGEMENT - Schedule of maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management [Line Items]
Cash and cash equivalents	€ 167,068	€ 66,299	€ 80,311	€ 58,657
Loans and borrowings	0	(49,601)
Borrowings net of cash and cash equivalents	43,480	16,698
Fixed interest rate
Financial Risk Management [Line Items]
Loans and borrowings	(123,588)	(49,601)
Floating interest rate
Financial Risk Management [Line Items]
Loans and borrowings	0	0
Within one year
Financial Risk Management [Line Items]
Loans and borrowings	0
Within one year | Loans and borrowings
Financial Risk Management [Line Items]
Loans and borrowings	0	(49,601)
Within one year | Convertible Bond
Financial Risk Management [Line Items]
Loans and borrowings	(1,661)
Later than one year | Convertible Bond
Financial Risk Management [Line Items]
Loans and borrowings	€ (121,927)	€ 0